Liquidity and Going Concern Assessment	9 Months Ended
Sep. 30, 2023
Liquidity and Going Concern Assessment [Abstract]
LIQUIDITY AND GOING CONCERN ASSESSMENT

NOTE 3—LIQUIDITY AND GOING CONCERN ASSESSMENT

Management assesses liquidity and going concern uncertainty in the Company’s consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued or available to be issued, which is referred to as the “look-forward period”, as defined in GAAP. As part of this assessment, based on conditions that are known and reasonably knowable to management, management will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, as necessary or applicable, management makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

As of September 30, 2023, we had cash and cash equivalents of $9.8 million, restricted cash of $5.4 million, and vendor deposits of $30.8 million. For the nine months ended September 30, 2023, the Company incurred an operating loss of $5.8 million (including $3.2 million in non-cash charges for depreciation and amortization), cash flows used in operations of $0.4 million, and working capital of $15.9 million. As of December 31, 2022, we had cash and cash equivalents of $19.6 million, restricted cash of $1.0 million, and vendor deposits of $25 million, and total working capital of $25.9 million. For the year ended December 31, 2022, the Company incurred an operating loss of $134.4 million (including $11.5 million in non-cash charges for depreciation and amortization, as well as an impairment charge of $109.1 million), and cash flows used in operations of $46.7 million.

The Company performed an assessment to determine whether there were conditions or events that, considered in the aggregate, raised substantial doubt about the Company’s ability to continue as a going concern within one year after the filing date of this report, when the accompanying financial statements are being issued. Initially, this assessment did not consider the potential mitigating effect of management’s plans that had not been fully implemented.

Based on the initial assessment, substantial doubt exists regarding our ability to continue as a going concern. Management then assessed the mitigating effect of its plans to determine if it is probable that the plans (1) would be effectively implemented within one year after the filing date of this report, when the accompanying financial statements are being issued and (2) when implemented, would mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.

As discussed below, the Company has implemented plans which encompass short-term cash preservation initiatives to provide the Company with adequate liquidity to meet its obligations for at least the 12-month period following the date its financial statements are issued, in addition to creating sustained cash flow generation thereafter. The Company has either taken or intends to take, the following actions, among others, to improve its liquidity position and to address uncertainty about its ability to continue as a going concern:

●	As described in Note 8, the Company entered into a loan amendment of their term loan and revolver loan agreement with Bank of America, granting the Company a waiver (relating to the specified events of default) through November 2024.

●	We are taking concrete steps to improve efficiency and profitability through headcount reductions and consolidation of operations including the closing of one warehouse and the imminent relocation to a new warehouse increasing the efficiency of warehouse operations and reduction of product damage.

●	We hired an internationally recognized firm of digital advertising consultants to help us improve our return on advertising spend. This firm provided us the tools needed to improve future digital marketing results which we are now beginning to deploy.

●	We are implementing new financing initiatives for our customers, including a new store-branded credit card and a leasing alternative for customers who do not qualify for conventional credit.

●	We have changed our sales focus to emphasizing the sale of high-margin luxury products, in addition to mass-market appliances, began becoming dealers for higher-margin small appliances and promoting them on our website, and have begun actively negotiating improved terms with several of our largest appliance vendors.

Management has prepared estimates of operations for fiscal years 2023 and 2024 and believes that sufficient funds will be generated from operations to fund its operations, and to service its debt obligations for one year from the date of the filing of these consolidated financial statements in the Company’s 10-Q. The accompanying consolidated financial statements have been prepared on a going concern basis under which the Company is expected to be able to realize its assets and satisfy its liabilities in the normal course of business. Management believes that based on relevant conditions and events that are known and reasonably knowable that its forecasts, for one year from the date of the filing of these consolidated financial statements, indicate improved operations and the Company’s ability to continue operations as a going concern.